CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Unaudited) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Loss per share, basic	$ (0.58)	$ (0.05)	$ (2.69)	$ (0.21)
Loss per share, fully diluted	$ (0.58)	$ (0.05)	$ (2.69)	$ (0.21)
Weighted average number of common shares outstanding, basic	4,745,089	39,806,505	3,847,777	37,640,436
Weighted average number of common shares outstanding, diluted	4,745,089	39,806,505	3,847,777	37,640,436